Disposal of Shanghai Jingyue	6 Months Ended
Jun. 30, 2026
Disposal of Shanghai Jingyue [Abstract]
DISPOSAL OF SHANGHAI JINGYUE

3. DISPOSAL OF SHANGHAI JINGYUE

On June 27, 2025, the Company transferred 100% equity interest in Shanghai Jingyue to the Buyer at zero consideration. The Company disposed of Shanghai Jingyue as it experienced a decrease in sales of cosmetics products of certain brand names, and the Company expected it to continue to suffer a decrease in financial performance. In connection with such disposal, it also agreed to purchase inventories with carrying value of $162,535 from Shanghai Jingyue at original cost of $3,330,617. In return, the Buyer agreed to waive the Company’s liabilities of $4,389,889 due to Shanghai Jingyue. The disposal had a net increase in the income tax expense of $301,704, which was included in the net income from discontinued operation.

The Company determined that the disposal of Shanghai Jingyue met the criteria to be classified as a discontinued operation and, as a result, Shanghai Jingyue’s historical financial results are reflected in the Company’s consolidated financial statements as a discontinued operation. The disposal of Shanghai Jingyue represents a strategic shift that has a significant effect on the Company’s financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations were reported as income (loss) from discontinued operations in the consolidated statements income and comprehensive income, and cash flows from discontinued operations of the six months ended June 30, 2025 were separately presented in the consolidated statements of cash flows for all periods presented retroactively in accordance with U.S. GAAP.

For the period from January 1, 2025 through June 27, 2025, the aggregated financial results of the discontinued operations, after intercompany elimination, are as follows:

For the period from January 1, 2025 through June 27, 2025
Revenues	$118,160
Cost of revenues	(22,798)
Gross profit	95,362
Selling and marketing expenses	(108,772)
General and administrative expenses	(610,206)
Total other expenses, net	(52,042)
Loss before income taxes from operations of discontinued operation	(675,658)
Gain on disposal of discontinued operation	4,760,997
Income tax expenses	(497,968)
Net income from discontinued operation	$3,587,371

For the period from January 1, 2025 through June 27, 2025, the aggregated cashflow of the discontinued operations, after intercompany elimination, are as following:

For the period from January 1, 2025 through June 27, 2025
Net cash provided by operating activities from discontinued operations	$4,827,758
Net cash used in investing activities from discontinued operations	$(311,612)
Net cash used in financing activities from discontinued operations	$(4,490,841)